SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Assumptions Would Need to Change Individually for the Estimated Recoverable Amount (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) cashGeneratingUnit	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Number of cash generating units impaired | cashGeneratingUnit	2
Property, plant and equipment	$ 271,607,000		$ 138,317,000	$ 39,260,000
Charging stations and Roborace cash generating units
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Impairment loss	20,511,493
AUTO CGU
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Intangible assets other than goodwill	414,674,000
Property, plant and equipment	271,607,000
Market capitalization	$ 4,724,871,702	€ 4,175,354,528